13. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) [Table Text Block] (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Details
Net loss before income taxes	$ (18,611,721)	$ (7,825,089)
Federal Statutory Rate	27.00%	26.50%
Expected income tax recovery at statutory rate	$ 5,025,165	$ 2,073,649
Tax effect of Other non-deductible expense	2,095,667	(96,209)
Tax effect of Difference between income tax rates	(303,226)	0
Tax effect of Change in tax rate	0	20,314
Tax effect of Change in unrecognized deferred tax assets	(6,817,606)	(1,997,754)
Income tax recovery	$ 0	$ 0